Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Additional Paid-in Capital [Member]	Treasury Stock, Common [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Jun. 30, 2023	$ 3,440	$ 1,560	$ 16,203,206		$ 11,333,048	$ (1,665,966)	$ 25,875,288	$ (314,577)	$ 25,560,711
Balance, shares at Jun. 30, 2023	34,401,887	15,598,113
Balance treasury stock, shares at Jun. 30, 2023
Net income					8,248,422		8,248,422	342,339	8,590,761
Foreign currency translation gain						106,703	106,703	(274)	106,429
Balance at Jun. 30, 2024	$ 3,440	$ 1,560	16,203,206		19,581,470	(1,772,669)	34,017,007	28,036	34,045,043
Balance, shares at Jun. 30, 2024	34,401,887	15,598,113
Balance treasury stock, shares at Jun. 30, 2024
Net income					3,961,531		3,961,531	(141,718)	3,819,813
Foreign currency translation gain						(496,447)	(496,447)	4,260	(492,187)
Issuance of shares upon reverse recapitalization	$ 213		(2,565,853)				(2,565,640)		(2,565,640)
Issuance of shares upon reverse recapitalization, shares	2,127,958
Offering cost incurred for public offering			(2,685,519)				(2,685,519)		(2,685,519)
Conversion of Class B to Class A	$ 144		(144)
Conversion of Class B to Class A, shares	1,441,400
Injection from shareholders			2,511				2,511		2,511
Balance at Jun. 30, 2025	$ 3,797	$ 1,560	10,954,201		23,543,001	(1,276,222)	33,226,337	(117,942)	33,108,395
Balance, shares at Jun. 30, 2025	37,971,245	15,598,113
Balance treasury stock, shares at Jun. 30, 2025
Net income					4,282,835		4,282,835	(430,790)	3,852,045
Foreign currency translation gain						(1,960,013)	(1,960,013)	(1,123)	(1,961,136)
Conversion of Class B to Class A	$ 780	$ (780)
Conversion of Class B to Class A, shares	7,799,056	(7,799,056)
Issuance of common stock for share-based compensation	$ 375		332,937				333,312		333,312
Issuance of common stock for share-based compensation, shares	3,749,855
Shares repurchase				(599,999)					(599,999)
Balance at Jun. 30, 2026	$ 4,952	$ 780	$ 11,287,138	$ (599,999)	$ 27,825,836	$ 683,791	$ 39,202,498	$ (547,609)	$ 38,654,889
Balance, shares at Jun. 30, 2026	49,520,156	7,799,057
Balance treasury stock, shares at Jun. 30, 2026				518,063